Revenues and Cost of Services - Disclosure Of Cost Of Services Explanatory (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenues and Cost of Services [Abstract]
Processing costs	$ 253,785	$ 170,508	$ 722,717	$ 444,156
Finance Income from Payment Processing	13,084	9,531	25,381	12,183
Other revenues	23,780	6,808	53,783	14,001
Revenues	398,049	282,483	1,133,575	755,700
Cost of services	266,036	179,294	755,728	468,747
Transaction revenues	361,185	266,144	1,054,411	729,516
Cost of sales	(266,036)	(179,294)	(755,728)	(468,747)
Gross profit	132,013	103,189	377,847	286,953
Hosting expenses	4,228	2,814	10,744	8,018
Amortisation, intangible assets other than goodwill from costs of services	6,625	4,963	18,416	13,553
Salaries and wages	$ 1,398	$ 1,009	$ 3,851	$ 3,020